Right-of-use assets and lease liabilities - Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets for long-term operating leases
Beginning balance	$ 8,747,000	$ 11,819,000
Additions		3,830,000
Modification of operating lease		(1,107,000)
Amortization		(5,634,000)
Effect of foreign currency exchange differences		(161,000)
Ending balance		8,747,000	$ 11,819,000
General and administrative expenses for long-term operating lease		6,077,000	3,761,000
Charge recognized in relation to short-term lease		$ 301,000	$ 21,000
Future minimum payments under non-cancellable short-term operating leases in 2020	$ 60,000
Discount rate related to operating lease (as a percent)		5.50%
Weighted average remaining lease term (in years)		2 years
Cash payments in respect of operating lease		$ 5,419,000
Minimum
Right-of-use assets and lease liabilities
Operating lease, term of contract		1 year
Maximum
Right-of-use assets and lease liabilities
Operating lease, term of contract		3 years